Schedule of Investments (unaudited)
June 30, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
Aerojet Rocketdyne Holdings, Inc.(a)	4,397	$ 178,518
Astronics Corp.(a)	13,430	136,583
Axon Enterprise, Inc.(a)	8,782	818,219
Curtiss-Wright Corp.	27,233	3,596,390
Hexcel Corp.	1,881	98,395
Moog, Inc., Class A	1,728	137,186
V2X, Inc.(a)	1,016	33,996
		4,999,287
Air Freight & Logistics — 0.4%
Hub Group, Inc., Class A(a)	16,206	1,149,654
Airlines — 0.2%
Copa Holdings SA, Class A(a)	2,426	153,736
JetBlue Airways Corp.(a)	69,155	578,827
		732,563
Auto Components — 0.8%
Adient PLC(a)	13,596	402,849
Cooper-Standard Holdings, Inc.(a)	24,848	123,992
Dana, Inc.	9,489	133,510
Goodyear Tire & Rubber Co.(a)	146,428	1,568,244
Lear Corp.	1,493	187,954
		2,416,549
Automobiles — 0.3%
Canoo, Inc.(a)(b)	39,324	72,749
Thor Industries, Inc.	5,920	442,402
Winnebago Industries, Inc.	6,418	311,658
		826,809
Banks — 5.7%
Bank of Hawaii Corp.	47,202	3,511,829
BankFinancial Corp.	7,348	68,998
Bar Harbor Bankshares	4,107	106,207
Capital City Bank Group, Inc.	1,716	47,859
Eagle Bancorp Montana, Inc.	1,922	38,267
East West Bancorp, Inc.	19,788	1,282,262
FB Financial Corp.	8,364	328,036
First Business Financial Services, Inc.	1,840	57,390
First Interstate BancSystem, Inc., Class A	9,030	344,133
First Northwest Bancorp	4,957	77,329
Hancock Whitney Corp.	10,694	474,065
Heartland Financial USA, Inc.	20,739	861,498
HomeTrust Bancshares, Inc.	6,258	156,450
Independent Bank Corp.	63,638	1,226,941
Investar Holding Corp.	1,484	32,500
Lakeland Bancorp, Inc.	9,843	143,905
Macatawa Bank Corp.	9,996	88,365
Mercantile Bank Corp.	5,454	174,255
Midland States Bancorp, Inc.	24,563	590,494
Oak Valley Bancorp	837	14,396
OceanFirst Financial Corp.	16,977	324,770
Origin Bancorp, Inc.	3,138	121,754
Peapack-Gladstone Financial Corp.	4,118	122,305
Pinnacle Financial Partners, Inc.	44,400	3,210,564
Popular, Inc.	12,971	997,859
Premier Financial Corp.	1,376	34,882
Republic First Bancorp, Inc.(a)	94,353	359,485
Towne Bank	1,817	49,331
UMB Financial Corp.	1,136	97,810
Washington Federal, Inc.	4,861	145,927
WesBanco, Inc.	1,332	42,238
Security	Shares	Value
Banks (continued)
Wintrust Financial Corp.	33,954	$ 2,721,413
Zions Bancorp NA	2,626	133,663
		17,987,180
Beverages — 0.1%
Brown-Forman Corp., Class B	2,066	144,950
Primo Water Corp.	18,334	245,309
		390,259
Biotechnology — 3.4%
Agenus, Inc.(a)(b)	40,146	77,883
Agios Pharmaceuticals, Inc.(a)	2,250	49,882
Akebia Therapeutics, Inc.(a)	75,711	26,734
Akouos, Inc.(a)	2,192	10,280
Alector, Inc.(a)	27,811	282,560
Alkermes PLC(a)	13,488	401,808
Allakos, Inc.(a)	28,596	89,505
Allogene Therapeutics, Inc.(a)	7,902	90,083
Allovir, Inc.(a)(b)	12,027	46,905
ALX Oncology Holdings, Inc.(a)	4,955	40,086
Applied Molecular Transport, Inc.(a)	16,205	47,157
Arcturus Therapeutics Holdings, Inc.(a)	2,214	34,848
Arcutis Biotherapeutics, Inc.(a)	5,040	107,402
Atara Biotherapeutics, Inc.(a)	18,461	143,811
Atreca, Inc., Class A(a)	39,923	71,462
Beam Therapeutics, Inc.(a)	4,918	190,376
Beyondspring, Inc.(a)	13,140	18,922
Black Diamond Therapeutics, Inc.(a)	18,150	44,649
Bluebird Bio, Inc.(a)	35,045	145,086
Blueprint Medicines Corp.(a)	6,376	322,052
Cabaletta Bio, Inc.(a)	2,897	3,071
CareDx, Inc.(a)	11,202	240,619
Cortexyme, Inc.(a)	8,421	18,695
Deciphera Pharmaceuticals, Inc.(a)	42,950	564,792
Denali Therapeutics, Inc.(a)	8,451	248,713
Editas Medicine, Inc.(a)	17,229	203,819
Emergent BioSolutions, Inc.(a)	18,368	570,143
Exelixis, Inc.(a)	53,873	1,121,636
Foghorn Therapeutics, Inc.(a)	5,601	76,174
Forma Therapeutics Holdings, Inc.(a)	39,201	270,095
Frequency Therapeutics, Inc.(a)	9,695	14,542
G1 Therapeutics, Inc.(a)(b)	11,279	55,718
GlycoMimetics, Inc.(a)	8,547	5,110
Halozyme Therapeutics, Inc.(a)	6,122	269,368
Heron Therapeutics, Inc.(a)(b)	31,711	88,474
Infinity Pharmaceuticals, Inc.(a)	9,578	6,056
Inhibrx, Inc.(a)	2,985	33,880
Inozyme Pharma, Inc.(a)	3,382	16,132
Intercept Pharmaceuticals, Inc.(a)	5,527	76,328
Ironwood Pharmaceuticals, Inc.(a)	14,254	164,349
Karyopharm Therapeutics, Inc.(a)	55,309	249,444
Kiniksa Pharmaceuticals Ltd., Class A(a)	33,406	323,704
Kodiak Sciences, Inc.(a)	33,871	258,774
Kronos Bio, Inc.(a)	79,871	290,730
MacroGenics, Inc.(a)	29,003	85,559
Metacrine, Inc.(a)(b)	10,531	5,264
Mirum Pharmaceuticals, Inc.(a)	8,645	168,232
Neurocrine Biosciences, Inc.(a)	2,189	213,384
NextCure, Inc.(a)	14,717	69,170
Novavax, Inc.(a)	8,345	429,183
Olema Pharmaceuticals, Inc.(a)	35,117	142,926
Oncorus, Inc.(a)	2,294	2,890
Passage Bio, Inc.(a)	10,758	25,389
PhaseBio Pharmaceuticals, Inc.(a)	12,789	7,672

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Poseida Therapeutics, Inc.(a)	25,616	$ 66,089
Precision BioSciences, Inc.(a)	19,743	31,589
PTC Therapeutics, Inc.(a)	5,996	240,200
Puma Biotechnology, Inc.(a)	4,939	14,076
Recursion Pharmaceuticals, Inc., Class A(a)	12,868	104,746
Rocket Pharmaceuticals, Inc.(a)	2,225	30,616
Sana Biotechnology, Inc.(a)	7,096	45,627
Sangamo Therapeutics, Inc.(a)	28,646	118,594
Scholar Rock Holding Corp.(a)	10,851	59,572
Silverback Therapeutics, Inc.(a)	13,962	59,199
Solid Biosciences, Inc.(a)	10,839	6,672
Sorrento Therapeutics, Inc.(a)(b)	23,681	47,599
Spruce Biosciences, Inc.(a)	690	1,201
SQZ Biotechnologies Co.(a)	1,031	3,279
Sutro Biopharma, Inc.(a)	20,974	109,275
Taysha Gene Therapies, Inc.(a)	32,997	122,749
Twist Bioscience Corp.(a)	2,041	71,353
Ultragenyx Pharmaceutical, Inc.(a)	7,492	446,973
UroGen Pharma Ltd.(a)	3,041	24,906
Veracyte, Inc.(a)	9,950	198,005
Verve Therapeutics, Inc.(a)	6,134	93,728
Vincerx Pharma, Inc.(a)	8,097	10,688
Vir Biotechnology, Inc.(a)	9,111	232,057
Voyager Therapeutics, Inc.(a)(b)	11,249	66,482
X4 Pharmaceuticals, Inc.(a)	10,021	9,670
		10,776,471
Building Products — 2.4%
A O Smith Corp.	10,177	556,478
Builders FirstSource, Inc.(a)	47,917	2,573,143
Fortune Brands Home & Security, Inc.	2,015	120,658
Owens Corning	48,057	3,571,116
Trex Co., Inc.(a)	12,195	663,652
		7,485,047
Capital Markets — 2.4%
Carlyle Group, Inc.	52,814	1,672,091
Cboe Global Markets, Inc.	3,038	343,871
FactSet Research Systems, Inc.	1,338	514,555
Jefferies Financial Group, Inc.	74,116	2,047,084
MarketAxess Holdings, Inc.	144	36,865
Raymond James Financial, Inc.	439	39,229
Stifel Financial Corp.	53,935	3,021,439
		7,675,134
Chemicals — 3.0%
Ashland Global Holdings, Inc.	9,052	932,809
Avient Corp.	24,203	970,056
Cabot Corp.	2,623	167,321
CF Industries Holdings, Inc.	13,524	1,159,413
Hawkins, Inc.	4,334	156,154
HB Fuller Co.	23,294	1,402,532
Huntsman Corp.	25,049	710,139
Livent Corp.(a)	23,303	528,745
Mosaic Co.(b)	27,737	1,310,018
Westlake Corp.	21,416	2,099,196
		9,436,383
Commercial Services & Supplies — 1.0%
Cimpress PLC(a)	1,828	71,109
Kimball International, Inc., Class B	8,926	68,462
MSA Safety, Inc.	750	90,803
Security	Shares	Value
Commercial Services & Supplies (continued)
Steelcase, Inc., Class A	13,409	$ 143,879
Tetra Tech, Inc.	21,059	2,875,606
		3,249,859
Communications Equipment — 1.5%
Applied Optoelectronics, Inc.(a)(b)	8,398	13,017
Calix, Inc.(a)	2,618	89,378
Ciena Corp.(a)	23,178	1,059,235
Juniper Networks, Inc.	127,826	3,643,041
		4,804,671
Construction & Engineering — 1.2%
AECOM	575	37,502
Ameresco, Inc., Class A(a)	1,528	69,616
Fluor Corp.(a)	19,677	478,938
MasTec, Inc.(a)	29,687	2,127,370
Matrix Service Co.(a)	42,018	212,611
Quanta Services, Inc.	7,753	971,761
Valmont Industries, Inc.	138	30,999
		3,928,797
Consumer Finance — 0.8%
Ally Financial, Inc.	47,440	1,589,715
Encore Capital Group, Inc.(a)	526	30,387
LendingClub Corp.(a)	14,370	167,985
LendingTree, Inc.(a)	8,099	354,898
PROG Holdings, Inc.(a)	26,652	439,758
		2,582,743
Containers & Packaging — 0.2%
Greif, Inc., Class A	557	34,746
Packaging Corp. of America	4,826	663,575
		698,321
Distributors — 0.2%
Pool Corp.	1,803	633,268
Diversified Consumer Services — 0.3%
Laureate Education, Inc.	16,554	191,530
Service Corp. International	9,392	649,175
		840,705
Diversified Financial Services — 1.2%
Voya Financial, Inc.	64,168	3,819,921
Diversified Telecommunication Services — 1.3%
Bandwidth, Inc., Class A(a)	13,688	257,608
EchoStar Corp., Class A(a)	50,782	980,093
Iridium Communications, Inc.(a)	79,045	2,968,930
		4,206,631
Electric Utilities — 0.6%
NRG Energy, Inc.	7,776	296,810
Portland General Electric Co.	36,382	1,758,342
		2,055,152
Electrical Equipment — 0.8%
Atkore, Inc.(a)	6,967	578,331
Bloom Energy Corp., Class A(a)(b)	21,458	354,057
Hubbell, Inc.	330	58,931
nVent Electric PLC	2,118	66,357
Regal Rexnord Corp.	7,905	897,375
Sunrun, Inc.(a)	24,441	570,942
		2,525,993
Electronic Equipment, Instruments & Components — 2.6%
Avnet, Inc.	85,629	3,671,772
ePlus, Inc.(a)	5,092	270,487
Itron, Inc.(a)	32,646	1,613,692

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.	3,976	$ 203,611
Littelfuse, Inc.	7,191	1,826,802
National Instruments Corp.	8,041	251,120
ScanSource, Inc.(a)	11,296	351,757
		8,189,241
Energy Equipment & Services — 0.5%
Nabors Industries Ltd.(a)	698	93,462
Newpark Resources, Inc.(a)	34,768	107,433
Oceaneering International, Inc.(a)	46,180	493,203
ProPetro Holding Corp.(a)	37,907	379,070
Schlumberger NV	14,179	507,041
TechnipFMC PLC(a)	18,048	121,463
		1,701,672
Entertainment — 0.2%
Cinemark Holdings, Inc.(a)(b)	25,930	389,468
Lions Gate Entertainment Corp., Class A(a)(b)	14,032	130,638
		520,106
Equity Real Estate Investment Trusts (REITs) — 8.3%
Alpine Income Property Trust, Inc.	7,514	134,651
American Homes 4 Rent, Class A	91,510	3,243,114
Ashford Hospitality Trust, Inc.(a)	18,699	111,820
Braemar Hotels & Resorts, Inc.	113,683	487,700
Brixmor Property Group, Inc.	143,281	2,895,709
Camden Property Trust	4,298	577,995
Clipper Realty, Inc.	18	139
CorEnergy Infrastructure Trust, Inc.	20,944	52,779
CubeSmart	62,805	2,683,030
EastGroup Properties, Inc.	16,933	2,613,270
Equity LifeStyle Properties, Inc.	36,236	2,553,551
First Industrial Realty Trust, Inc.	76,143	3,615,270
Highwoods Properties, Inc.	94,366	3,226,373
Lamar Advertising Co., Class A	541	47,592
Life Storage, Inc.	22,791	2,544,843
National Storage Affiliates Trust	8,969	449,078
Paramount Group, Inc.	4,258	30,785
Park Hotels & Resorts, Inc.	13,985	189,776
Regency Centers Corp.	14,857	881,169
		26,338,644
Food & Staples Retailing — 0.1%
Andersons, Inc.	1,447	47,737
Natural Grocers by Vitamin Cottage, Inc.	1,395	22,250
Performance Food Group Co.(a)	3,754	172,609
Rite Aid Corp.(a)	12,946	87,256
		329,852
Food Products — 1.2%
Bunge Ltd.	17,665	1,602,039
Flowers Foods, Inc.	3,058	80,487
Sanderson Farms, Inc.	7,667	1,652,468
Seneca Foods Corp., Class A(a)	2,959	164,343
Vital Farms, Inc.(a)	25,516	223,265
		3,722,602
Gas Utilities — 0.1%
Brookfield Infrastructure Corp., Class A	8,676	368,730
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.(a)(b)	28,837	56,521
Bausch + Lomb Corp.(a)(b)	35,896	547,055
Butterfly Network, Inc.(a)	33,150	101,770
Eargo, Inc.(a)	32,370	24,339
Enovis Corp.(a)	1,979	108,845
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Envista Holdings Corp.(a)	10,230	$ 394,264
Figs, Inc., Class A(a)	5,963	54,323
Globus Medical, Inc., Class A(a)	16,694	937,201
Heska Corp.(a)	1,561	147,530
Integer Holdings Corp.(a)	841	59,425
Integra LifeSciences Holdings Corp.(a)	5,485	296,355
Masimo Corp.(a)	4,187	547,115
Merit Medical Systems, Inc.(a)	17,855	968,991
Natus Medical, Inc.(a)	7,995	261,996
Nevro Corp.(a)	2,899	127,063
Novocure Ltd.(a)	585	40,658
NuVasive, Inc.(a)	788	38,738
Omnicell, Inc.(a)	14,428	1,641,185
OraSure Technologies, Inc.(a)	8,113	21,986
Penumbra, Inc.(a)	5,657	704,410
QuidelOrtho Corp.(a)	3,397	330,120
Sientra, Inc.(a)(b)	11,406	9,555
Tactile Systems Technology, Inc.(a)	11,867	86,629
Tandem Diabetes Care, Inc.(a)	7,315	432,975
		7,939,049
Health Care Providers & Services — 2.8%
1Life Healthcare, Inc.(a)	70,931	556,099
Accolade, Inc.(a)	14,077	104,170
AMN Healthcare Services, Inc.(a)	6,584	722,331
Aveanna Healthcare Holdings, Inc.(a)	6,993	15,804
Brookdale Senior Living, Inc.(a)	11,206	50,875
DaVita, Inc.(a)	5,712	456,732
Ensign Group, Inc.	51,173	3,759,680
Henry Schein, Inc.(a)	13,115	1,006,445
Invitae Corp.(a)	85,437	208,466
LHC Group, Inc.(a)	1,833	285,471
Molina Healthcare, Inc.(a)	5,385	1,505,700
Option Care Health, Inc.(a)	7,855	218,291
Tenet Healthcare Corp.(a)	2,306	121,203
		9,011,267
Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.(a)	28,479	422,344
American Well Corp., Class A(a)	99,160	428,371
Evolent Health, Inc., Class A(a)	4,189	128,644
Health Catalyst, Inc.(a)	28,270	409,632
NextGen Healthcare, Inc.(a)	3,908	68,155
Phreesia, Inc.(a)	17,360	434,174
Schrodinger, Inc.(a)	2,333	61,615
Tabula Rasa HealthCare, Inc.(a)	28,223	72,533
Teladoc Health, Inc.(a)	16,535	549,127
		2,574,595
Hotels, Restaurants & Leisure — 3.9%
Boyd Gaming Corp.	538	26,766
Choice Hotels International, Inc.	17,313	1,932,650
International Game Technology PLC	56,881	1,055,711
NEOGAMES SA(a)	3,455	46,332
Norwegian Cruise Line Holdings Ltd.(a)	5,284	58,758
Papa John’s International, Inc.	439	36,665
PlayAGS, Inc.(a)	7,155	36,920
Shake Shack, Inc., Class A(a)	24,248	957,311
Texas Roadhouse, Inc.	17,435	1,276,242
Travel + Leisure Co.	94,820	3,680,912
Wendy’s Co.	88,582	1,672,428
Wingstop, Inc.	21,919	1,638,884
		12,419,579

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables — 0.4%
GoPro, Inc., Class A(a)	56,943	$ 314,895
iRobot Corp.(a)	15,303	562,385
Sonos, Inc.(a)	10,112	182,420
Toll Brothers, Inc.	3,276	146,110
		1,205,810
Household Products — 0.3%
Central Garden & Pet Co., Class A(a)	26,015	1,040,860
Independent Power and Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp., Class A	49,810	1,773,734
Clearway Energy, Inc., Class A	6,626	211,833
		1,985,567
Insurance — 3.1%
Bright Health Group, Inc.(a)	30,452	55,423
Crawford & Co., Class A	2,123	16,559
Hanover Insurance Group, Inc.	26,323	3,849,739
Investors Title Co.	154	24,161
Lincoln National Corp.	4,533	212,008
Old Republic International Corp.	44,718	999,895
Reinsurance Group of America, Inc.	19,424	2,278,241
Unum Group	6,844	232,833
W. R. Berkley Corp.	33,566	2,291,215
		9,960,074
Interactive Media & Services — 0.2%
Eventbrite, Inc., Class A(a)	25,839	265,366
fuboTV, Inc.(a)(b)	23,249	57,425
Liberty TripAdvisor Holdings, Inc., Class A(a)	8,568	6,483
Outbrain, Inc.(a)	18,835	94,740
Vimeo, Inc.(a)	43,330	260,847
		684,861
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(a)	24,566	233,623
Lands’ End, Inc.(a)	6,607	70,166
Overstock.com, Inc.(a)	20,116	503,101
RealReal, Inc.(a)	83,884	208,871
Stitch Fix, Inc., Class A(a)(b)	81,015	400,214
		1,415,975
IT Services — 2.1%
BigCommerce Holdings, Inc., Series 1(a)	7,446	120,625
Conduent, Inc.(a)	111,869	483,274
CSG Systems International, Inc.	1,344	80,210
Euronet Worldwide, Inc.(a)	1,205	121,211
Flywire Corp.(a)	15,737	277,443
Genpact Ltd.	52,309	2,215,809
Jack Henry & Associates, Inc.	1,058	190,461
MongoDB, Inc.(a)	4,924	1,277,778
Paysafe Ltd.(a)	14,347	27,977
Sabre Corp.(a)	19,467	113,493
StoneCo Ltd., Class A(a)	59,997	461,977
Western Union Co.	48,072	791,746
WEX, Inc.(a)	2,440	379,567
Wix.com Ltd.(a)	808	52,964
		6,594,535
Leisure Products — 0.6%
Brunswick Corp.	18,535	1,211,819
Mattel, Inc.(a)	32,731	730,883
		1,942,702
Life Sciences Tools & Services — 2.9%
Adaptive Biotechnologies Corp.(a)(b)	32,802	265,368
Berkeley Lights, Inc.(a)	24,094	119,747
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bruker Corp.	52,065	$ 3,267,600
Medpace Holdings, Inc.(a)	1,961	293,503
Personalis, Inc.(a)	112,472	388,028
Repligen Corp.(a)	9,242	1,500,901
Singular Genomics Systems, Inc.(a)	13,189	50,382
Syneos Health, Inc.(a)	47,974	3,438,776
		9,324,305
Machinery — 4.3%
AGCO Corp.	14,190	1,400,553
Allison Transmission Holdings, Inc.	6,261	240,735
Altra Industrial Motion Corp.	4,205	148,226
Astec Industries, Inc.	1,359	55,420
Desktop Metal, Inc., Class A(a)	53,244	117,137
Donaldson Co., Inc.	48,377	2,328,869
Hurco Cos., Inc.	1,888	46,709
Hyliion Holdings Corp.(a)	18,234	58,714
Manitowoc Co., Inc.(a)	17,831	187,760
Meritor, Inc.(a)	4,063	147,609
Oshkosh Corp.	15,470	1,270,706
Pentair PLC	54,179	2,479,773
Snap-on, Inc.	17,515	3,450,980
Timken Co.	32,183	1,707,308
		13,640,499
Marine — 0.2%
Matson, Inc.	6,471	471,606
Media — 1.2%
AMC Networks, Inc., Class A(a)	2,668	77,692
Cardlytics, Inc.(a)	8,931	199,251
comScore, Inc.(a)	13,276	27,349
Entravision Communications Corp., Class A	7,528	34,328
EW Scripps Co., Class A(a)	3,841	47,897
Interpublic Group of Cos., Inc.	67,625	1,861,716
News Corp., Class A	11,040	172,003
News Corp., Class B	43,638	693,408
Nexstar Media Group, Inc., Class A	2,460	400,685
TEGNA, Inc.	4,858	101,872
Thryv Holdings, Inc.(a)	2,552	57,139
		3,673,340
Metals & Mining — 1.8%
Hecla Mining Co.	36,508	143,111
Reliance Steel & Aluminum Co.	21,371	3,630,078
Royal Gold, Inc.	6,888	735,501
Ryerson Holding Corp.	2,397	51,032
Schnitzer Steel Industries, Inc., Class A	10,610	348,433
Steel Dynamics, Inc.	5,608	370,969
United States Steel Corp.	24,802	444,204
		5,723,328
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty Trust, Inc.	7,571	99,256
Granite Point Mortgage Trust, Inc.	3,218	30,796
Great Ajax Corp.	16,284	156,164
TPG RE Finance Trust, Inc.	9,595	86,451
		372,667
Multiline Retail — 0.4%
Dillard’s, Inc., Class A	3,409	751,923
Kohl’s Corp.	8,691	310,182
Macy’s, Inc.	19,347	354,437
		1,416,542

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities — 1.3%
Black Hills Corp.	52,154	$ 3,795,247
NorthWestern Corp.	4,999	294,591
		4,089,838
Oil, Gas & Consumable Fuels — 4.0%
Amplify Energy Corp.(a)	3,743	24,479
APA Corp.	11,751	410,110
Ardmore Shipping Corp.(a)	10,706	74,621
Chesapeake Energy Corp.	6,919	561,131
Chord Energy Corp.	4,454	541,829
CNX Resources Corp.(a)	22,846	376,045
Delek U.S. Holdings, Inc.(a)	17,676	456,748
Devon Energy Corp.	23,165	1,276,623
EOG Resources, Inc.	17,315	1,912,269
Equitrans Midstream Corp.	13,057	83,042
Excelerate Energy, Inc., Class A(a)	1,849	36,832
Marathon Oil Corp.	124,678	2,802,761
Murphy Oil Corp.	12,516	377,858
Ovintiv, Inc.	32,752	1,447,311
Scorpio Tankers, Inc.	4,460	153,915
Targa Resources Corp.	36,546	2,180,700
		12,716,274
Personal Products — 0.6%
Coty, Inc., Class A(a)	58,590	469,306
Herbalife Nutrition Ltd.(a)	35,000	715,750
Honest Co., Inc.(a)	12,954	37,826
Medifast, Inc.	4,329	781,428
Nature’s Sunshine Products, Inc.(a)	3,272	34,912
NewAge, Inc.(a)	11,190	2,506
		2,041,728
Pharmaceuticals — 1.1%
Atea Pharmaceuticals, Inc.(a)	34,318	243,658
Nektar Therapeutics(a)(b)	147,102	558,987
NGM Biopharmaceuticals, Inc.(a)	35,488	454,956
Perrigo Co. PLC	52,456	2,128,140
Pliant Therapeutics, Inc.(a)	29,484	236,167
		3,621,908
Professional Services — 3.0%
ASGN, Inc.(a)	2,722	245,661
Booz Allen Hamilton Holding Corp.	22,467	2,030,118
Franklin Covey Co.(a)	4,981	230,023
Insperity, Inc.	25,025	2,498,246
KBR, Inc.	44,739	2,164,920
Kelly Services, Inc., Class A	14,569	288,903
Kforce, Inc.	8,038	493,051
ManpowerGroup, Inc.	14,462	1,105,041
Mistras Group, Inc.(a)	19,091	113,401
Science Applications International Corp.	4,545	423,139
		9,592,503
Real Estate Management & Development — 0.3%
Altisource Portfolio Solutions SA(a)	5,759	61,852
Anywhere Real Estate, Inc.(a)	36,425	358,058
Marcus & Millichap, Inc.	10,651	393,980
Opendoor Technologies, Inc.(a)	21,487	101,204
Redfin Corp.(a)	4,048	33,355
		948,449
Road & Rail — 0.7%
Covenant Logistics Group, Inc.	6,754	169,458
Landstar System, Inc.	1,087	158,071
Security	Shares	Value
Road & Rail (continued)
Ryder System, Inc.	3,151	$ 223,910
Schneider National, Inc., Class B	75,618	1,692,331
		2,243,770
Semiconductors & Semiconductor Equipment — 2.6%
Amkor Technology, Inc.	2,166	36,714
Cirrus Logic, Inc.(a)	3,178	230,532
Enphase Energy, Inc.(a)	616	120,268
Entegris, Inc.	4,163	383,537
Lattice Semiconductor Corp.(a)	9,556	463,466
MaxLinear, Inc.(a)	10,681	362,940
Monolithic Power Systems, Inc.	217	83,337
Power Integrations, Inc.	17,281	1,296,248
Semtech Corp.(a)	21,689	1,192,244
Silicon Laboratories, Inc.(a)	26,238	3,679,092
SunPower Corp.(a)	24,202	382,634
		8,231,012
Software — 6.6%
ACI Worldwide, Inc.(a)	4,267	110,473
Avaya Holdings Corp.(a)	66,779	149,585
Bill.com Holdings, Inc.(a)(b)	1,558	171,286
Blackline, Inc.(a)	2,253	150,050
BTRS Holdings, Inc., Class A(a)	36,159	180,072
C3.ai, Inc., Class A(a)	44,819	818,395
Ceridian HCM Holding, Inc.(a)	12,845	604,743
Coupa Software, Inc.(a)	6,137	350,423
Digital Turbine, Inc.(a)	11,462	200,241
Domo, Inc., Class B(a)	11,698	325,204
Elastic NV(a)	23,575	1,595,320
Fair Isaac Corp.(a)	2,761	1,106,885
HubSpot, Inc.(a)	794	238,716
LivePerson, Inc.(a)	60,898	861,098
LiveRamp Holdings, Inc.(a)	12,892	332,742
Manhattan Associates, Inc.(a)	12,610	1,445,106
New Relic, Inc.(a)	8,525	426,676
PagerDuty, Inc.(a)(b)	75,866	1,879,959
Paylocity Holding Corp.(a)	13,390	2,335,484
PROS Holdings, Inc.(a)	3,564	93,484
Q2 Holdings, Inc.(a)	12,484	481,508
Qualys, Inc.(a)	1,002	126,392
Rapid7, Inc.(a)(b)	32,156	2,148,021
RingCentral, Inc., Class A(a)	33,565	1,754,107
Smartsheet, Inc., Class A(a)	6,232	195,872
Sumo Logic, Inc.(a)	8,904	66,691
Tenable Holdings, Inc.(a)	14,529	659,762
Teradata Corp.(a)	8,401	310,921
Varonis Systems, Inc.(a)	33,149	971,929
Yext, Inc.(a)	19,293	92,220
Zendesk, Inc.(a)	11,396	844,102
		21,027,467
Specialty Retail — 3.0%
Aaron’s Co., Inc.	5,686	82,731
American Eagle Outfitters, Inc.	15,238	170,361
Asbury Automotive Group, Inc.(a)	923	156,301
AutoNation, Inc.(a)	19,006	2,124,110
Chico’s FAS, Inc.(a)	8,643	42,956
Citi Trends, Inc.(a)	857	20,268
Conn’s, Inc.(a)	26,036	208,809
Designer Brands, Inc., Class A	12,934	168,918
Dick’s Sporting Goods, Inc.	40,600	3,060,022
Foot Locker, Inc.(c)	4,860	122,715
Gap, Inc.	46,458	382,814

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Haverty Furniture Cos., Inc.	1,480	$ 34,306
Lithia Motors, Inc.	3,270	898,629
MarineMax, Inc.(a)	16,967	612,848
Shift Technologies, Inc.(a)(b)	26,791	18,033
Signet Jewelers Ltd.	2,811	150,276
Sonic Automotive, Inc., Class A	1,900	69,597
Urban Outfitters, Inc.(a)	2,945	54,954
Williams-Sonoma, Inc.	10,516	1,166,750
		9,545,398
Technology Hardware, Storage & Peripherals — 0.1%
Pure Storage, Inc., Class A(a)	8,212	211,130
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	8,617	353,383
Carter’s, Inc.	6,740	475,035
Crocs, Inc.(a)	11,866	577,518
Fossil Group, Inc.(a)	13,507	69,831
G-III Apparel Group Ltd.(a)	4,986	100,867
Ralph Lauren Corp.	3,957	354,745
Under Armour, Inc., Class A(a)	46,022	383,364
Unifi, Inc.(a)	3,437	48,324
		2,363,067
Thrifts & Mortgage Finance — 2.1%
Essent Group Ltd.	42,305	1,645,664
Federal Agricultural Mortgage Corp., Class C	23,791	2,323,191
Flagstar Bancorp, Inc.	2,695	95,538
Merchants Bancorp	3,862	87,552
MGIC Investment Corp.	19,233	242,336
New York Community Bancorp, Inc.	155,357	1,418,409
NMI Holdings, Inc., Class A(a)	4,752	79,121
Radian Group, Inc.	26,817	526,954
Southern Missouri Bancorp, Inc.	853	38,607
Western New England Bancorp, Inc.	16,148	120,464
		6,577,836
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	6,793	653,283
GATX Corp.	4,705	443,023
Herc Holdings, Inc.	1,156	104,213
MRC Global, Inc.(a)	11,693	116,462
Rush Enterprises, Inc., Class A	23,690	1,141,858
Security	Shares	Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.(a)	11,291	$ 1,342,161
Univar Solutions, Inc.(a)	14,334	356,487
Watsco, Inc.	5,126	1,224,191
		5,381,678
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)	9,972	288,789
Total Common Stocks — 98.9% (Cost: $365,598,160)		314,670,252
Rights
Pharmaceuticals — 0.0%
Zogenix, Inc., CVR(a)	3,373	2,294
Total Rights — 0.0% (Cost: $ —)		2,294
Total Long-Term Investments — 98.9% (Cost: $365,598,160)		314,672,546
Short-Term Securities(d)(e)
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%	3,476,744	3,476,744
SL Liquidity Series, LLC, Money Market Series, 1.73%(f)	2,619,990	2,619,466
Total Short-Term Securities — 1.9% (Cost: $6,096,170)		6,096,210
Total Investments — 100.8% (Cost: $371,694,330)		320,768,756
Liabilities in Excess of Other Assets — (0.8)%		(2,640,782)
Net Assets — 100.0%		$ 318,127,974
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,423,445	$ —	$ (2,946,701)(a)	$ —	$ —	$ 3,476,744	3,476,744	$ 5,092	$ —
SL Liquidity Series, LLC, Money Market Series	751,630	1,867,893(a)	—	32	(89)	2,619,466	2,619,990	8,515(b)	—
				$ 32	$ (89)	$ 6,096,210		$ 13,607	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Advantage SMID Cap Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	19	09/16/22	$ 3,600	$ (67,547)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 314,547,537	$ —	$ 122,715	$ 314,670,252
Rights	—	2,294	—	2,294
Short-Term Securities
Money Market Funds	3,476,744	—	—	3,476,744
	$ 318,024,281	$ 2,294	$ 122,715	318,149,290
Investments valued at NAV(a)				2,619,466
				$ 320,768,756
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (67,547)	$ —	$ —	$ (67,547)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
S&P	Standard & Poor’s